Income Taxes (Distribution Of Profit/(Loss) Before Provision For Income Taxes By Geographical Area) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Ireland	$ 327.6	$ (405.9)	$ (519.7)
Foreign	280.5	83.3	389.9
Net income/(loss) before income taxes	$ 608.1	$ (322.6)	$ (129.8)